Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Tang Qian & Associates, PLLC
Auditor Firm ID	7080
Auditor Location	Flower Mound, United States
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Top KingWin Ltd (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of loss and comprehensive loss, changes in shareholders’ equity and cash flows for each of the three years ended December 31, 2024, 2023 and 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years ended December 31, 2024, 2023 and 2022, in conformity with accounting principles generally accepted in the United States of America.